Long-term investments - Equity securities using fair value option and available-for-sale debt securities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 30, 2025 CNY (¥)	May 31, 2025 CNY (¥)	Nov. 30, 2023 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Long-term investments
Initial cost					¥ 979,071	¥ 979,071		¥ 173,918
Carrying value					979,071	979,071		173,918
Purchase of available-for-sale debt investments				¥ 650,000		1,820	$ 260	52,842
Capital contribution by company				550,000
Capital contribution by unrelated investors				¥ 100,000
Total consideration	¥ 577,470	¥ 577,470			¥ 96,428					¥ 270,000
Recognized investment gain	14,883	¥ 14,883								171,567
Released unrealized gains										¥ 4,652
Previously unrealized gain			¥ 977,294
Deferred tax impact associated with unrealised gain			¥ 206,734
Recognized the investment gain in net income	153,121
Recognized investment gain in tax impact	40,324
Recognized investment gain in non-controlling interests	¥ 32,148
Impairment loss						0		0	¥ 0
Private company
Long-term investments
Purchase of available-for-sale debt investments						¥ 159,000		¥ 53,918	¥ 0